Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Mid Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.6%
Frontier Communications Parent, Inc.(a)	270,007	6,958,081
Iridium Communications, Inc.(a)	153,783	8,165,877
Total		15,123,958
Entertainment 0.2%
World Wrestling Entertainment, Inc., Class A	52,377	4,183,875
Interactive Media & Services 0.3%
TripAdvisor, Inc.(a)	126,172	2,572,647
Ziff Davis, Inc.(a)	57,155	5,273,120
Total		7,845,767
Media 1.0%
Cable One, Inc.	5,910	4,280,554
John Wiley & Sons, Inc., Class A	52,056	2,467,975
New York Times Co. (The), Class A	200,406	7,344,880
Nexstar Media Group, Inc., Class A	46,768	8,865,342
TEGNA, Inc.	270,219	5,334,123
Total		28,292,874
Total Communication Services		55,446,474
Consumer Discretionary 14.2%
Auto Components 1.5%
Adient PLC(a)	114,829	4,471,441
Dana, Inc.	154,522	2,721,133
Fox Factory Holding Corp.(a)	51,186	5,430,835
Gentex Corp.	284,776	8,230,026
Goodyear Tire & Rubber Co. (The)(a)	342,514	3,843,007
Lear Corp.	71,909	10,372,154
Visteon Corp.(a)	34,060	5,000,008
Total		40,068,604
Automobiles 0.5%
Harley-Davidson, Inc.	161,091	7,592,219
Thor Industries, Inc.	66,045	5,689,116
Total		13,281,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B	4,697	3,023,365
Grand Canyon Education, Inc.(a)	38,712	4,377,166
H&R Block, Inc.	193,291	8,448,749
Service Corp. International	190,967	13,644,592
Total		29,493,872
Hotels, Restaurants & Leisure 2.9%
Boyd Gaming Corp.	98,345	6,031,499
Choice Hotels International, Inc.	35,130	4,328,719
Churchill Downs, Inc.	40,179	8,918,131
Cracker Barrel Old Country Store, Inc.	27,601	3,168,595
Light & Wonder, Inc.(a)	114,247	7,399,778
Marriott Vacations Worldwide Corp.	47,581	7,088,617
Papa John’s International, Inc.	38,957	3,243,560
Penn Entertainment, Inc.(a)	192,042	6,757,958
Texas Roadhouse, Inc.	80,968	8,041,742
Travel + Leisure Co.	101,524	3,946,238
Wendy’s Co. (The)	206,188	4,651,601
Wingstop, Inc.	36,230	5,996,427
Wyndham Hotels & Resorts, Inc.	109,397	8,020,988
Total		77,593,853
Household Durables 1.3%
Helen of Troy Ltd.(a)	29,029	2,860,518
KB Home	102,322	3,211,888
Leggett & Platt, Inc.	160,620	5,719,678
Taylor Morrison Home Corp., Class A(a)	137,657	4,183,396
Tempur Sealy International, Inc.	208,552	6,625,697
Toll Brothers, Inc.	129,506	6,204,632
TopBuild Corp.(a)	39,216	6,042,401
Total		34,848,210
2	Columbia Mid Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.1%
Brunswick Corp.	90,071	6,683,269
Mattel, Inc.(a)	427,839	7,799,505
Polaris, Inc.	67,803	7,733,610
Topgolf Callaway Brands Corp.(a)	167,837	3,516,185
YETI Holdings, Inc.(a)	104,371	4,685,214
Total		30,417,783
Multiline Retail 0.8%
Kohl’s Corp.	155,584	4,991,135
Macy’s, Inc.	326,685	7,677,097
Nordstrom, Inc.	136,139	2,854,835
Ollie’s Bargain Outlet Holdings, Inc.(a)	70,392	4,286,873
Total		19,809,940
Specialty Retail 2.9%
AutoNation, Inc.(a)	46,785	5,797,129
Dick’s Sporting Goods, Inc.	68,922	8,241,693
Five Below, Inc.(a)	67,206	10,810,757
Foot Locker, Inc.	97,295	3,872,341
GameStop Corp., Class A(a)	306,114	8,023,248
Gap, Inc. (The)	258,483	3,758,343
Lithia Motors, Inc., Class A	33,339	7,978,356
Murphy U.S.A., Inc.	26,020	7,696,976
Restoration Hardware Holdings, Inc.(a)	24,213	6,945,015
Victoria’s Secret & Co.(a)	100,620	4,628,520
Williams-Sonoma, Inc.	83,282	9,735,666
Total		77,488,044
Textiles, Apparel & Luxury Goods 2.1%
Capri Holdings Ltd.(a)	167,177	9,587,601
Carter’s, Inc.	47,230	3,449,679
Columbia Sportswear Co.	42,865	3,840,275
Crocs, Inc.(a)	74,667	7,541,367
Deckers Outdoor Corp.(a)	32,133	12,817,211
Hanesbrands, Inc.	422,618	2,839,993
PVH Corp.	81,099	5,448,231
Skechers U.S.A., Inc., Class A(a)	163,361	6,888,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Under Armour, Inc., Class A(a)	228,529	2,285,290
Under Armour, Inc., Class C(a)	241,748	2,108,043
Total		56,806,623
Total Consumer Discretionary		379,808,264
Consumer Staples 4.0%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	11,518	4,427,174
Celsius Holdings, Inc.(a)	48,554	5,406,002
Coca-Cola Bottling Co. Consolidated	5,575	2,741,785
Total		12,574,961
Food & Staples Retailing 1.6%
BJ’s Wholesale Club Holdings, Inc.(a)	163,724	12,318,594
Casey’s General Stores, Inc.	45,115	10,963,847
Grocery Outlet Holding Corp.(a)	106,830	3,233,744
Performance Food Group, Inc.(a)	187,729	11,447,715
Sprouts Farmers Market, Inc.(a)	130,143	4,467,809
Total		42,431,709
Food Products 1.5%
Darling Ingredients, Inc.(a)	194,233	13,951,757
Flowers Foods, Inc.	233,700	7,022,685
Ingredion, Inc.	79,355	7,774,409
Lancaster Colony Corp.	24,000	4,971,360
Pilgrim’s Pride Corp.(a)	55,008	1,439,009
Post Holdings, Inc.(a)	65,862	6,165,342
Total		41,324,562
Household Products 0.1%
Energizer Holdings, Inc.	80,259	2,736,029
Personal Products 0.3%
BellRing Brands, Inc.(a)	164,042	4,086,286
Coty, Inc., Class A(a)	437,043	3,439,529
Total		7,525,815
Total Consumer Staples		106,593,076
Energy 4.2%
Energy Equipment & Services 0.7%
ChampionX Corp.	245,780	7,579,855
NOV, Inc.	475,739	10,685,098
Total		18,264,953

Columbia Mid Cap Index Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.5%
Antero Midstream Corp.	405,636	4,595,856
Antero Resources Corp.(a)	341,093	12,466,949
CNX Resources Corp.(a)	229,453	3,985,599
DT Midstream, Inc.	117,158	7,068,142
Equitrans Midstream Corp.	524,159	4,397,694
HF Sinclair Corp.	175,961	10,969,409
Matador Resources Co.	135,905	9,018,656
Murphy Oil Corp.	176,979	8,353,409
PBF Energy, Inc., Class A	137,161	5,454,893
PDC Energy, Inc.	116,641	8,668,759
Range Resources Corp.	300,103	8,663,973
Southwestern Energy Co.(a)	1,349,583	9,339,114
Total		92,982,453
Total Energy		111,247,406
Financials 15.1%
Banks 7.3%
Associated Banc-Corp.	182,041	4,478,209
Bank of Hawaii Corp.	48,667	3,925,967
Bank OZK	134,690	6,215,943
Cadence Bank	220,987	6,373,265
Cathay General Bancorp	90,136	4,188,620
Commerce Bancshares, Inc.	132,128	9,899,030
Cullen/Frost Bankers, Inc.	77,668	11,267,297
East West Bancorp, Inc.	170,672	11,982,881
First Financial Bankshares, Inc.	157,102	5,804,919
First Horizon Corp.	649,910	16,150,263
FNB Corp.	424,791	5,989,553
Fulton Financial Corp.	202,693	3,768,063
Glacier Bancorp, Inc.	134,152	7,767,401
Hancock Whitney Corp.	103,814	5,693,160
Home Bancshares, Inc.	230,977	5,878,365
International Bancshares Corp.	64,076	3,375,524
Old National Bancorp	354,735	6,778,986
PacWest Bancorp	142,638	3,725,704
Pinnacle Financial Partners, Inc.	92,552	7,764,187
Prosperity Bancshares, Inc.	110,472	8,348,369
Synovus Financial Corp.	176,064	7,417,576
Texas Capital Bancshares, Inc.(a)	60,417	3,624,416
Common Stocks (continued)
Issuer	Shares	Value ($)
UMB Financial Corp.	52,655	4,503,056
Umpqua Holdings Corp.	262,879	5,328,557
United Bankshares, Inc.	162,997	6,990,941
Valley National Bancorp	508,986	6,443,763
Washington Federal, Inc.	79,117	2,790,457
Webster Financial Corp.	212,960	11,572,246
Wintrust Financial Corp.	73,560	6,725,591
Total		194,772,309
Capital Markets 2.1%
Affiliated Managers Group, Inc.	46,297	7,426,965
Evercore, Inc., Class A	43,616	5,023,691
Federated Hermes, Inc., Class B	102,555	3,892,988
Interactive Brokers Group, Inc., Class A	124,559	10,002,087
Janus Henderson Group PLC	160,508	4,059,247
Jefferies Financial Group, Inc.	225,227	8,556,374
SEI Investments Co.	124,713	7,767,125
Stifel Financial Corp.	128,555	8,259,659
Total		54,988,136
Consumer Finance 0.4%
FirstCash Holdings, Inc.	46,143	4,330,982
Navient Corp.	134,032	2,220,910
SLM Corp.	304,461	5,315,889
Total		11,867,781
Diversified Financial Services 0.3%
Voya Financial, Inc.	118,594	7,824,832
Insurance 3.9%
American Financial Group, Inc.	84,577	12,028,541
Brighthouse Financial, Inc.(a)	86,980	4,848,265
CNO Financial Group, Inc.	138,552	3,253,201
First American Financial Corp.	126,155	6,894,371
Hanover Insurance Group, Inc. (The)	43,158	6,357,173
Kemper Corp.	77,334	4,401,851
Kinsale Capital Group, Inc.	26,076	8,036,884
Old Republic International Corp.	347,975	8,525,388
Primerica, Inc.	45,361	6,760,150
Reinsurance Group of America, Inc.	81,155	11,718,782
RenaissanceRe Holdings Ltd.	52,933	9,999,573
RLI Corp.	48,904	6,360,943

4	Columbia Mid Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Selective Insurance Group, Inc.	73,068	7,023,296
Unum Group	227,694	9,604,133
Total		105,812,551
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Annaly Capital Management, Inc.	522,095	11,313,799
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd.	130,436	5,229,179
MGIC Investment Corp.	367,509	5,045,899
New York Community Bancorp, Inc.	820,097	7,667,907
Total		17,942,985
Total Financials		404,522,393
Health Care 9.7%
Biotechnology 1.9%
Arrowhead Pharmaceuticals, Inc.(a)	128,198	4,127,976
Exelixis, Inc.(a)	389,784	6,657,511
Halozyme Therapeutics, Inc.(a)	166,870	9,554,976
Neurocrine Biosciences, Inc.(a)	115,832	14,717,614
United Therapeutics Corp.(a)	55,126	15,429,216
Total		50,487,293
Health Care Equipment & Supplies 3.5%
Enovis Corp.(a)	57,692	3,122,868
Envista Holdings Corp.(a)	197,889	6,751,973
Globus Medical, Inc., Class A(a)	93,303	6,894,159
Haemonetics Corp.(a)	62,152	5,302,187
ICU Medical, Inc.(a)	24,314	3,871,518
Inari Medical, Inc.(a)	58,197	4,282,135
Integra LifeSciences Holdings Corp.(a)	87,988	4,834,061
Lantheus Holdings, Inc.(a)	83,256	5,168,532
LivaNova PLC(a)	64,852	3,590,855
Masimo Corp.(a)	58,532	8,483,628
Neogen Corp.(a)	261,737	4,334,365
NuVasive, Inc.(a)	63,053	2,448,979
Omnicell, Inc.(a)	53,640	2,768,360
Penumbra, Inc.(a)	45,888	9,613,995
QuidelOrtho Corp.(a)	65,682	5,754,400
Shockwave Medical, Inc.(a)	43,513	11,034,897
Common Stocks (continued)
Issuer	Shares	Value ($)
STAAR Surgical Co.(a)	58,181	3,322,717
Tandem Diabetes Care, Inc.(a)	77,781	3,270,691
Total		94,850,320
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.(a)	110,021	9,798,470
Amedisys, Inc.(a)	39,293	3,579,199
Chemed Corp.	18,052	9,387,040
Encompass Health Corp.	120,845	7,067,016
HealthEquity, Inc.(a)	102,182	6,486,513
LHC Group, Inc.(a)	37,579	6,140,784
Option Care Health, Inc.(a)	187,220	5,637,194
Patterson Companies, Inc.	104,919	2,983,896
Progyny, Inc.(a)	90,334	3,308,935
R1 RCM, Inc.(a)	166,294	1,504,961
Tenet Healthcare Corp.(a)	130,669	6,034,295
Total		61,928,303
Life Sciences Tools & Services 1.4%
Azenta, Inc.	90,860	5,470,681
Bruker Corp.	122,003	8,224,222
Medpace Holdings, Inc.(a)	30,411	6,382,965
Repligen Corp.(a)	62,503	11,178,036
Sotera Health Co.(a)	119,922	1,000,149
Syneos Health, Inc.(a)	124,327	4,386,257
Total		36,642,310
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	75,916	11,911,980
Perrigo Co. PLC	163,041	5,254,811
Total		17,166,791
Total Health Care		261,075,017
Industrials 19.2%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	81,781	15,050,157
Curtiss-Wright Corp.	46,502	8,214,578
Hexcel Corp.	101,859	6,106,447
Mercury Systems, Inc.(a)	69,850	3,549,777
Woodward, Inc.	72,867	6,980,659
Total		39,901,618

Columbia Mid Cap Index Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
GXO Logistics, Inc.(a)	143,659	6,731,861
Airlines 0.1%
JetBlue Airways Corp.(a)	392,233	3,122,175
Building Products 2.2%
Builders FirstSource, Inc.(a)	189,029	12,084,624
Carlisle Companies, Inc.	62,645	16,482,526
Lennox International, Inc.	39,050	10,169,791
Owens Corning	116,559	10,355,102
Simpson Manufacturing Co., Inc.	52,280	4,864,654
Trex Company, Inc.(a)	133,544	6,128,334
Total		60,085,031
Commercial Services & Supplies 1.4%
Brink’s Co. (The)	57,218	3,418,776
Clean Harbors, Inc.(a)	60,940	7,312,800
IAA, Inc.(a)	161,986	6,053,417
MSA Safety, Inc.	44,544	6,281,149
Stericycle, Inc.(a)	111,643	5,819,950
Tetra Tech, Inc.	64,577	9,982,958
Total		38,869,050
Construction & Engineering 2.1%
AECOM	169,136	14,376,560
Dycom Industries, Inc.(a)	35,792	3,262,083
EMCOR Group, Inc.	59,767	9,257,908
Fluor Corp.(a)	172,083	5,783,710
MasTec, Inc.(a)	71,400	6,485,262
MDU Resources Group, Inc.	246,287	7,755,577
Valmont Industries, Inc.	25,859	8,757,409
Total		55,678,509
Electrical Equipment 2.2%
Acuity Brands, Inc.	39,620	7,460,050
EnerSys	49,243	3,721,786
Hubbell, Inc.	65,012	16,516,949
nVent Electric PLC	201,640	8,067,616
Regal Rexnord Corp.	80,514	10,556,190
SunPower Corp.(a)	103,317	2,505,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunrun, Inc.(a)	256,888	8,369,411
Vicor Corp.(a)	26,931	1,454,005
Total		58,651,444
Machinery 4.5%
AGCO Corp.	74,989	9,952,540
Chart Industries, Inc.(a)	43,436	6,210,914
Crane Holdings Co.	57,751	6,118,141
Donaldson Co., Inc.	149,646	9,116,434
Esab Corp.	62,541	2,960,691
Flowserve Corp.	158,288	4,963,912
Graco, Inc.	204,823	14,331,465
ITT, Inc.	100,161	8,465,608
Kennametal, Inc.	98,513	2,602,713
Lincoln Electric Holdings, Inc.	70,148	10,373,486
Middleby Corp. (The)(a)	65,261	9,409,984
Oshkosh Corp.	79,175	7,289,642
Terex Corp.	82,115	3,769,900
Timken Co. (The)	80,949	6,150,505
Toro Co. (The)	126,650	14,056,884
Watts Water Technologies, Inc., Class A	33,069	5,239,783
Total		121,012,602
Marine 0.2%
Kirby Corp.(a)	72,547	5,063,055
Professional Services 1.8%
ASGN, Inc.(a)	60,799	5,508,389
CACI International, Inc., Class A(a)	28,361	8,857,140
FTI Consulting, Inc.(a)	41,833	7,229,579
Insperity, Inc.	43,292	5,132,267
KBR, Inc.	168,402	8,701,331
ManpowerGroup, Inc.	62,667	5,484,616
Science Applications International Corp.	67,441	7,425,929
Total		48,339,251
Road & Rail 1.9%
Avis Budget Group, Inc.(a)	34,929	7,810,124
Knight-Swift Transportation Holdings, Inc.	194,588	10,786,013
Landstar System, Inc.	44,118	7,631,532
RXO, Inc.(a)	139,330	2,647,270
Ryder System, Inc.	62,004	5,796,754

6	Columbia Mid Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Saia, Inc.(a)	31,989	7,792,200
Werner Enterprises, Inc.	71,432	3,141,579
XPO Logistics, Inc.(a)	139,330	5,380,925
Total		50,986,397
Trading Companies & Distributors 1.0%
GATX Corp.	42,753	4,820,401
MSC Industrial Direct Co., Inc., Class A	57,325	4,920,205
Univar, Inc.(a)	202,011	6,692,624
Watsco, Inc.	40,218	10,817,838
Total		27,251,068
Total Industrials		515,692,061
Information Technology 12.5%
Communications Equipment 0.8%
Calix, Inc.(a)	68,744	4,901,447
Ciena Corp.(a)	181,314	8,151,877
Lumentum Holdings, Inc.(a)	83,569	4,591,281
Viasat, Inc.(a)	91,505	3,119,406
Total		20,764,011
Electronic Equipment, Instruments & Components 3.1%
Arrow Electronics, Inc.(a)	77,721	8,451,381
Avnet, Inc.	114,656	5,179,011
Belden, Inc.	52,715	4,240,395
Cognex Corp.	210,008	10,454,198
Coherent Corp.(a)	156,997	5,757,080
IPG Photonics Corp.(a)	40,134	3,653,398
Jabil, Inc.	166,598	12,026,710
Littelfuse, Inc.	29,982	7,390,563
National Instruments Corp.	160,253	6,573,578
Novanta, Inc.(a)	43,169	6,809,910
TD SYNNEX Corp.	51,078	5,225,279
Vishay Intertechnology, Inc.	158,272	3,646,587
Vontier Corp.	191,292	3,755,062
Total		83,163,152
IT Services 2.0%
Concentrix Corp.	51,688	6,325,578
Euronet Worldwide, Inc.(a)	57,047	5,302,519
ExlService Holdings, Inc.(a)	40,044	7,496,237
Genpact Ltd.	204,447	9,427,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Kyndryl Holdings, Inc.(a)	247,178	2,894,454
MAXIMUS, Inc.	73,336	5,155,521
Western Union Co. (The)	467,202	6,849,181
WEX, Inc.(a)	53,501	9,049,159
Total		52,499,700
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.	121,579	3,406,644
Cirrus Logic, Inc.(a)	67,751	5,061,677
First Solar, Inc.(a)	120,064	20,714,642
Lattice Semiconductor Corp.(a)	166,310	12,112,357
MACOM Technology Solutions Holdings, Inc.(a)	61,887	4,251,018
MKS Instruments, Inc.	69,256	5,807,808
Power Integrations, Inc.	69,254	5,573,562
Semtech Corp.(a)	76,881	2,363,322
Silicon Laboratories, Inc.(a)	41,449	6,028,343
SiTime Corp.(a)	19,335	2,039,069
Synaptics, Inc.(a),(b)	47,987	5,085,182
Universal Display Corp.	52,625	5,926,627
Wolfspeed, Inc.(a)	149,739	13,614,270
Total		91,984,521
Software 3.1%
ACI Worldwide, Inc.(a)	138,127	2,886,854
Aspen Technology, Inc.(a)	35,048	8,078,564
Blackbaud, Inc.(a)	53,951	3,197,676
CommVault Systems, Inc.(a)	54,268	3,581,688
Dynatrace, Inc.(a)	243,606	9,439,733
Envestnet, Inc.(a)	66,851	3,945,546
Fair Isaac Corp.(a)	30,585	18,954,136
Manhattan Associates, Inc.(a)	75,962	9,566,654
NCR Corp.(a)	165,805	3,957,765
Paylocity Holding Corp.(a)	49,543	10,791,952
Qualys, Inc.(a)	42,282	5,214,216
Teradata Corp.(a)	124,505	4,251,846
Total		83,866,630
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp.	135,660	2,212,615
Total Information Technology		334,490,629

Columbia Mid Cap Index Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.2%
Chemicals 2.6%
Ashland, Inc.	60,324	6,748,446
Avient Corp.	103,529	3,583,139
Cabot Corp.	68,186	5,019,853
Chemours Co. LLC (The)	187,894	5,834,109
Ingevity Corp.(a)	43,318	3,390,500
NewMarket Corp.	8,368	2,644,455
Olin Corp.	163,486	9,315,432
RPM International, Inc.	156,248	16,190,418
Scotts Miracle-Gro Co. (The), Class A	48,986	2,739,787
Sensient Technologies Corp.	50,914	3,803,785
Valvoline, Inc.	214,396	7,070,780
Westlake Corp.	41,844	4,504,507
Total		70,845,211
Construction Materials 0.2%
Eagle Materials, Inc.	45,642	6,222,830
Containers & Packaging 0.9%
AptarGroup, Inc.	79,132	8,399,071
Greif, Inc., Class A	32,250	2,267,498
Silgan Holdings, Inc.	101,450	5,366,705
Sonoco Products Co.	118,093	7,247,367
Total		23,280,641
Metals & Mining 3.3%
Alcoa Corp.	217,915	10,924,079
Cleveland-Cliffs, Inc.(a)	626,521	9,698,545
Commercial Metals Co.	145,930	7,182,675
MP Materials Corp.(a)	111,805	3,717,516
Reliance Steel & Aluminum Co.	73,025	15,429,452
Royal Gold, Inc.	79,498	8,930,010
Steel Dynamics, Inc.	210,109	21,836,629
United States Steel Corp.	287,315	7,553,511
Worthington Industries, Inc.	36,588	2,076,003
Total		87,348,420
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	89,469	5,708,122
Total Materials		193,405,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.2%
Apartment Income REIT Corp.	186,742	7,105,533
Brixmor Property Group, Inc.	362,941	8,412,972
Corporate Office Properties Trust	136,160	3,781,163
Cousins Properties, Inc.	183,408	4,838,303
Douglas Emmett, Inc.	212,899	3,687,411
EastGroup Properties, Inc.	52,765	8,191,239
EPR Properties	90,854	3,780,435
First Industrial Realty Trust, Inc.	159,957	8,085,826
Healthcare Realty Trust, Inc.	460,898	9,462,236
Highwoods Properties, Inc.	127,394	3,796,341
Independence Realty Trust, Inc.	268,659	4,868,101
JBG SMITH Properties	120,533	2,484,185
Kilroy Realty Corp.	127,393	5,505,925
Kite Realty Group Trust	265,378	6,050,618
Lamar Advertising Co., Class A	105,509	10,565,671
Life Storage, Inc.	102,202	10,985,693
Macerich Co. (The)	260,124	3,303,575
Medical Properties Trust, Inc.	725,473	9,518,206
National Retail Properties, Inc.	214,508	9,944,591
National Storage Affiliates Trust	103,357	4,114,642
Omega Healthcare Investors, Inc.	283,541	8,585,622
Park Hotels & Resorts, Inc.	272,317	3,493,827
Pebblebrook Hotel Trust	159,207	2,650,797
Physicians Realty Trust	274,107	4,092,418
PotlatchDeltic Corp.	97,617	4,665,116
Rayonier, Inc.	177,338	6,362,887
Rexford Industrial Realty, Inc.	207,186	11,455,314
Sabra Health Care REIT, Inc.	279,736	3,611,392
SL Green Realty Corp.	77,878	3,267,761
Spirit Realty Capital, Inc.	165,129	6,839,643
STORE Capital Corp.	321,832	10,266,441
Total		193,773,884
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	58,035	9,759,746
Total Real Estate		203,533,630

8	Columbia Mid Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 1.4%
Allete, Inc.	69,122	4,575,876
Hawaiian Electric Industries, Inc.	132,582	5,446,469
IDACORP, Inc.	61,234	6,768,194
OGE Energy Corp.	242,474	9,810,498
PNM Resources, Inc.	103,958	5,093,942
Portland General Electric Co.	108,086	5,321,074
Total		37,016,053
Gas Utilities 1.4%
National Fuel Gas Co.	110,790	7,337,622
New Jersey Resources Corp.	116,546	5,798,163
ONE Gas, Inc.	65,569	5,701,225
Southwest Gas Holdings, Inc.	74,663	5,111,429
Spire, Inc.	63,576	4,710,982
UGI Corp.	253,590	9,801,253
Total		38,460,674
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	58,937	5,329,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Black Hills Corp.	78,821	5,645,948
NorthWestern Corp.	68,006	3,972,231
Total		9,618,179
Water Utilities 0.5%
Essential Utilities, Inc.	288,835	13,933,400
Total Utilities		104,357,979
Total Common Stocks (Cost $1,722,097,716)		2,670,172,153

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(c),(d)	21,608,169	21,599,526
Total Money Market Funds (Cost $21,595,679)		21,599,526
Total Investments in Securities (Cost: $1,743,693,395)		2,691,771,679
Other Assets & Liabilities, Net		(12,372,158)
Net Assets		2,679,399,521

At November 30, 2022, securities and/or cash totaling $3,073,130 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	50	12/2022	USD	12,899,000	1,661,395	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	38,054,664	293,957,862	(310,416,151)	3,151	21,599,526	(153)	320,779	21,608,169
Columbia Mid Cap Index Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Mid Cap Index Fund | Third Quarter Report 2022

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3QT196_02_N01_(01/23)